THE COMPANY AND BASIS OF PRESENTATION - Corrected Consolidated Statement of Cash Flows (Details) - USD ($) $ in Thousands	3 Months Ended						6 Months Ended		9 Months Ended			12 Months Ended
	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2023	Jun. 30, 2022	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2023	Dec. 31, 2022
Operating activities:
Net loss	$ (9,107)	$ (13,624)	$ 3,013	$ 14,246	$ (15,759)	$ (18,474)	$ (10,611)	$ (34,233)	$ (117,520)	$ (19,718)	$ (19,987)	$ (22,931)	$ (33,584)
Adjustments to reconcile net loss to net cash used in operating activities:
Non-cash operating lease expense			262			234	639	476	753	895	724	1,158	981
Changes in assets and liabilities:
Accrued indirect tax liabilities			261			353	1,897	2,993		3,155	3,725		3,945
Contract liabilities			36			(1,004)	(2,613)	(2,412)	(29,340)	(3,956)	7,154	(5,799)	2,646
Operating lease liabilities			(290)			(252)	(595)	(512)	$ (778)	(781)	(778)	$ (973)	(1,052)
As Previously Reported
Operating activities:
Net loss	(8,172)	(12,357)	3,209	14,978	(13,119)	(18,281)	(9,148)	(31,400)		(17,320)	(16,422)		(29,799)
Adjustments to reconcile net loss to net cash used in operating activities:
Non-cash operating lease expense			288			258	664	523		921	796		1,082
Changes in assets and liabilities:
Accrued indirect tax liabilities			0			0	0	0		0	0		0
Contract liabilities			(142)			(844)	(2,613)	(2,252)		(3,956)	7,314		2,806
Operating lease liabilities			(316)			(276)	(620)	(559)		(807)	(850)		(1,153)
Restatement Adjustment
Operating activities:
Net loss	$ (935)	$ (1,267)	(196)	$ (732)	$ (2,640)	(193)	(1,463)	(2,833)		(2,398)	(3,565)		(3,785)
Adjustments to reconcile net loss to net cash used in operating activities:
Non-cash operating lease expense			(26)			(24)	(25)	(47)		(26)	(72)		(101)
Changes in assets and liabilities:
Accrued indirect tax liabilities			261			353	1,897	2,993		3,155	3,725		3,945
Contract liabilities			178			(160)	0	(160)		0	(160)		(160)
Operating lease liabilities			$ 26			$ 24	$ 25	$ 47		$ 26	$ 72		$ 101